PAYROLL AND RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Payroll And Related Benefits
Schedule of payroll and related benefits

	2025	2024	2023
Wages and salaries	5,182.4	5,073.0	4,550.2
Social security contributions	1,502.2	1,389.1	1,322.3
Other personnel costs	1,096.3	1,045.8	970.7
Increase in liabilities for defined benefit plans	150.6	165.7	145.6
Share-based payments	426.5	393.8	333.4
Contributions to defined contribution plans	104.4	99.2	91.3
	8,462.4	8,166.6	7,413.5

Schedule of payroll expenses and related benefits

	2025	2024	2023
Cost of sales	2,944.6	2,796.1	2,629.6
Distribution expenses	1,566.5	1,570.8	1,289.9
Commercial expenses	1,623.6	1,619.1	1,321.3
Administrative expenses	2,170.4	2,029.6	1,907.6
Net finance costs	107.7	112.6	114.3
Other operating (income)/expenses	(165.4)	(62.4)	(1.3)
Exceptional items	215.0	100.8	152.1
	8,462.4	8,166.6	7,413.5